Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements	12 Months Ended
Dec. 31, 2014
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	5.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.70%)
Terminal Capitalization Rate	(5.70%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	8.80%
Terminal Capitalization Rate	7.80%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	5.30%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(7.10%)
Terminal Capitalization Rate	(6.00%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	10.00%
Terminal Capitalization Rate	8.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	5.30%
Terminal Capitalization Rate	4.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.30%)
Terminal Capitalization Rate	(4.80%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	7.80%
Terminal Capitalization Rate	5.80%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	5.80%
Terminal Capitalization Rate	5.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(7.30%)
Terminal Capitalization Rate	(6.10%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	10.20%
Terminal Capitalization Rate	9.50%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.00%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.00%)
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Office [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	7.50%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.30%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.30%)
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Industrial [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	8.30%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	3.30%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(4.20%)
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Residential [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	5.40%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.50%
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.60%)
Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Retail [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	8.80%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	32.90%
Equivalency Rate	2.20%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(45.30%)
Equivalency Rate	(3.20%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	63.70%
Equivalency Rate	3.60%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	24.80%
Equivalency Rate	2.20%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(55.40%)
Equivalency Rate	(3.50%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	124.40%
Equivalency Rate	6.30%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	35.00%
Equivalency Rate	2.90%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(43.10%)
Equivalency Rate	(3.60%)
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	47.90%
Equivalency Rate	3.90%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	32.90%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(45.30%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.30%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Residential [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	63.70%
Weighted Average Cost of Capital Risk Premium Multiple	1.50%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	24.80%
Weighted Average Cost of Capital Risk Premium Multiple	1.10%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(55.40%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.50%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Retail [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	124.40%
Weighted Average Cost of Capital Risk Premium Multiple	3.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Minimum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	35.00%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Weighted Average [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(43.10%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.30%)
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Office and Industrial [Member] | Maximum [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	47.90%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%